Introduction, basis of presentation of the consolidated financial statements and other information - Events after the reporting period (Details) $ in Millions	Jan. 26, 2018 MXN ($)	Jan. 25, 2018 MXN ($)	Jan. 02, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Jul. 24, 2015 MXN ($)
Events after the reporting period
Share premium.				$ 16,956	$ 16,956
Sale price subject to conditions						$ 1,191
Disposals of assets | Custody business
Events after the reporting period
Sale price subject to conditions			$ 850
Percentage of total consideration paid			90.00%
Percentage of total consideration paid in next year			10.00%
Consideration payable period			1 year
Corporate restructuring and mergers | Merger
Events after the reporting period
Merger exchange factor	1
Share premium.	$ 17,574
Corporate restructuring and mergers | Merger | Brokerage House
Events after the reporting period
Sale price	1,175
Grupo Mexico, S.A.B. de C.V. | Corporate restructuring and mergers | Merger
Events after the reporting period
Cash dividend approved	$ 1,950
Dividend paid		$ 1,822
New Financial Group | Corporate restructuring and mergers | Merger
Events after the reporting period
Proportion of ownership interest in subsidiary	74.96%
New Financial Group | Corporate restructuring and mergers | Merger | Brokerage House
Events after the reporting period
Proportion of ownership interest in subsidiary	99.99%